Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Goodwill
Balance at beginning of the year	¥ 12,947,192		¥ 11,763
Foreign currency translation adjustment	(836,875)		503,062
Increase in goodwill related to acquisition	104,839		12,432,367
Balance at end of the year	12,215,156	$ 1,872,055	12,947,192
All other
Goodwill
Balance at beginning of the year	11,779		11,763
Foreign currency translation adjustment	(65)		16
Increase in goodwill related to acquisition	104,839
Balance at end of the year	116,553		11,779
Bigo [Member]
Goodwill
Balance at beginning of the year	12,935,413
Foreign currency translation adjustment	(836,810)		503,046
Increase in goodwill related to acquisition			12,432,367
Balance at end of the year	¥ 12,098,603		¥ 12,935,413